Inventories - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Classes of current inventories [abstract]
Cost of inventories recognised as expense during period	$ 41,871	$ 37,639
Inventory write-down	79
Reversal of inventory write-down	$ 106